EQUITY-BASED COMPENSATION	12 Months Ended
Dec. 31, 2020
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
EQUITY-BASED COMPENSATION
NOTE 9 – EQUITY-BASED COMPENSATION
TIP Inc. Restricted Share Units:
The Company awards restricted share units (“RSUs” or “Awards”) to certain officers and employees under TIP Inc.’s restricted share unit plan (“RSU Plan”) pursuant to which vesting is subject to meeting certain performance or time-based criteria. RSUs entitle the grantee to receive Common Shares.
Time-based RSUs granted to officers and employees vest annually on a straight-line basis generally over a four-year service period, subject to continued service through the applicable vesting dates.
Portions of the RSU grants to certain officers consist of Awards that combine time-based elements with performance-based elements, which entitle the recipient to receive a number of Common Shares that varies based on the Company’s performance against revenue or EBITDA performance goals for the fiscal year in which they were granted. The estimated equity-based compensation expense attributable to the performance-based RSUs is updated quarterly. The total number of RSUs granted includes these performance-based Awards and assumes that the performance goals will be achieved. The number of RSUs is updated upon the completion of each applicable fiscal year, when a final determination is made as to whether the performance goals have been achieved. These performance-based RSUs vest on a straight-line basis over a four-year period, subject to continued service through the applicable vesting dates.
The maximum number of Common Shares that may be issued under the RSU Plan as of December 31, 2020 was 6,416,460 shares, which is equal to 7.5% of the aggregate number of issued and outstanding Common Shares and Class C Units. The RSU Plan limits the number of Common Shares that may be issued to insiders under the plan and any other Security Based Compensation Arrangement (as defined in the RSU Plan) to 10% of the aggregate number of issued and outstanding Common Shares and Class C Units. As of December 31, 2020, 10% of the aggregate number of issued and outstanding Common Shares and Class C Units amounted to 8,555,280 shares and the number of Common Shares issued to insiders under the RSU Plan was 981,552.
The following table provides the outstanding RSUs as of December 31, 2020 and the changes in the period:

RSUs
Outstanding at December 31, 2019	2,490,277
Granted	1,700,000
Vested	(834,660)
Forfeited/Cancelled	(16,581)

Outstanding at December 31, 2020	3,339,036

The Awards had a grant date fair value of $1.4 million, $2.4 million and $4.2 million based on a price per Common Share of $0.84, $1.57 and $4.20 on the dates of the grants in 2020, 2019 and 2018, respectively.
On January 1, 2020 and June 30, 2020, 460,484 and 274,995 time-based RSU awards vested, respectively, and in January 2020 and July 2020, 348,404 and 242,499 shares, net of the monetary equivalent of shares necessary for the payment of related taxes, respectively, were issued in settlement of such vested RSUs. On March 24, 2020, 99,181 performance-based RSU awards vested, and in March 2020, 83,779 shares, net of the monetary equivalent of shares necessary for the payment of related taxes were issued in settlement of such vested RSUs.
On January 1, 2019 and June 30, 2019, 171,727 and 275,001 time-based RSU awards vested, respectively, and in January 2019 and July 2019, 133,021 and 241,645 shares, net of the monetary equivalent of shares necessary for the payment of related taxes, respectively, were issued in settlement of such vested RSUs.
On June 30, 2018, 403,118 time-based RSU awards vested and in July 2018, 357,684 shares, net of the monetary equivalent of shares necessary for the payment of related taxes, were issued in settlement of such vested RSUs.
As of December 31, 2020, 3,339,036 RSUs were unvested, and unrecognized compensation expense relating to RSUs was approximately $3.4 million, including $1.1 million relating to grants made in 2020. These amounts reflect time-based vesting. The Company expects to recognize the cost for unvested RSUs over a weighted-average period of 1.9 years. Equity-based compensation expense is generally recognized on a straight-line basis over the requisite service period; however, exceptions include awards with an accelerated vesting schedule and updated estimates of achievement against performance goals for performance-based awards.
During 2020, 2019 and 2018, the Company recorded $3.1 million, $3.2 million and $3.4 million in compensation expense related to RSUs in General and administrative expenses in the Consolidated Statements of Operations and Comprehensive Income (Loss), respectively.
Restricted Class C Units:
At December 31, 2016, the Company granted the equivalent of 192,130 Class C Units to an employee of the Company (the “Restricted Class C Units”), of which 48,033 were outstanding and unvested as of December 31, 2020. The value of the Restricted Class C Units was estimated to be $1.5 million based on the fair value on the grant date. The Restricted Class C Units vest over 4 years, with one-fourth
of the award vesting on the day following each anniversary date of the award based on the employee’s continued service. There are no voting rights or rights to receive distributions prior to vesting for unvested Restricted Class C Units.
During each of 2020, 2019 and 2018, the Company recorded $0.4 million in compensation expense related to the Restricted Class C Units recognized in General and administrative expenses in the Consolidated Statements of Operations and Comprehensive Income (Loss). As of December 31, 2020, the Company had recognized all of the compensation costs related to this award.

2degrees Option Plans:
2degrees awards service-based share options (the “Options”) to employees under various Option plans whose vesting is subject to meeting a required service period of up to three years. Approximately 25.7 million Options were outstanding as of December 31, 2020, of which 23.5 million Options were equity-classified awards and 2.2 million Options were liability-classified awards. The Options enable the holders to acquire non-voting
ordinary shares of 2degrees common stock once exercised.
The following table summarizes the range of assumptions used in the Black-Scholes model for Options granted in the years ended December 31, 2019 and 2018. There were no Options granted in the year ended December 31, 2020.

	2019	2018
Expected volatility	27.5%	25.0%
Expected term (in years)	4.80	2.75 - 3.94
Risk free interest rate	1.03%	1.99% - 2.09%
Expected dividend yield	0%	0%
The expected term of the Options was determined based upon the historical experience of similar awards, giving consideration to the contractual terms, vesting schedules and expectations of future Option holder behavior. The risk-free interest rates used were based on the implied yield currently available in New Zealand Government bonds, adjusted for semi-annual coupons and converted to continuously compounded rates, with a term equivalent to the remaining life of the Options as of the date of the valuation. Expected volatility was based on average volatilities of publicly traded peer companies over the expected term.
In June 2020, 2degrees modified approximately 20.1 million of its outstanding Options that were held by employees and former employees by extending the expiration date of those Options to May 31, 2023. The Options previously had expiration dates ranging from 2020 to 2023. No other terms of the Options were modified and all of the options were fully vested at the modification date. As a result of this modification, 2degrees recognized approximately $1.7 million of additional equity-based compensation expense, included within General and administrative expenses in the Consolidated Statement of Operations, in accordance with the guidance for modifications of equity awards within Accounting Standards Codification 718 “Stock Compensation” (“ASC 718”).
Additionally, as a result of the modification, 2.2 million of the total modified Options that were held by former employees were deemed to represent a liability for accounting purposes because the exercise prices are not denominated in the functional currency of the Option issuer. At the modification date, the Company remeasured this portion of the awards at fair value and reclassified amounts previously classified as equity to liability in the amount of $1.4 million and recognized incremental expense of $0.4 million recorded to Other, net in the Consolidated Statement of Operations. These Options will continue to be remeasured to reflect the fair value at the end of each reporting period until the Options are exercised or expire. Accordingly, subsequent to the modification date, $0.7 million related to the change in fair value of the 2.2 million Options was recorded to Other, net in the Consolidated Statement of Operations in 2020. These 2.2 million Options continue to be presented in the table below. The fair value of these Options, included in Other current liabilities and accrued expenses, was $2.7 million as of December 31, 2020.
In 2018, 2degrees modified approximately 9.8 million of its outstanding Options by extending the expiration date of those Options to May 31, 2021. The Options previously had expiration dates ranging from 2018 to 2020. No other terms of the Options were modified. As a result of this modification, 2degrees recognized approximately $0.7 million of additional equity-based compensation expense, included in General and administrative expenses in the Consolidated Statement of Operations, in accordance with the guidance for modifications of equity awards within ASC 718.
The following table provides the outstanding Options as of December 31, 2020 and the changes in the period:

	Options	Weighted- Average Exercise Price per Unit	Weighted- Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value
Outstanding at December 31, 2019	26,575,000	$1.46
Forfeited (1)	(200,000)	1.56
Redeemed (1)	(650,000)	1.24

Outstanding at December 31, 2020	25,725,000	1.47	2.7	$27,077

Exercisable at December 31, 2020	24,425,000	$1.46	2.5	$26,261

(1)	Exercise price of certain Options redeemed and forfeited are denominated in NZD and were translated into USD at the exchange rate on the grant date of the related Options.

There were no Options granted during the year ended December 31, 2020. The weighted-average grant date fair value of Options granted during the years 2019 and 2018 was $0.42 and $0.24, respectively. The total intrinsic value of Options redeemed or exercised during the years ended December 31, 2020, 2019 and 2018 was $0.4 million, $0.5 million and $0.2 million, respectively.
Total equity-based compensation expenses under the 2degrees Option plans, net of forfeitures, of $1.9 million, $0.2 million and $2.1 million were recognized in General and administrative expenses in the Consolidated Statements of Operations for the years ended December 31, 2020, 2019 and 2018, respectively.
As of December 31, 2020, the Company had total unrecognized compensation costs related to the 2degrees Option plans of $0.3 million. The Company expects to recognize this cost over a period of 1.4 years.